Warrants (Tables)	12 Months Ended
Dec. 31, 2023
Warrants
Schedule of reconciliation of fair values

€’000
Balance – December 31, 2021	15,271
Fair value movement on warrants unexercised (including exchange differences)*	(7,620)
Balance – December 31, 2022	7,651
Fair value movement on warrants unexercised (including exchange differences)*	(6,886)
Balance – December 31, 2023	765

*	recognised in profit or loss.